Fair Value Measurements and Marketable Securities - Marketable Securities with Unrealized Losses (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value	$ 5,388
Marketable securities, in loss position for less than twelve months, Unrealized Loss	(3)
Government Securities
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value	1,997
Marketable securities, in loss position for less than twelve months, Unrealized Loss	(1)
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value	3,391
Marketable securities, in loss position for less than twelve months, Unrealized Loss	$ (2)